Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
September 30, 2024
OFR-NPRT3-1124
1.807742.120
Municipal Securities - 97.3%
	Principal Amount (a)	Value ($)
OHIO - 96.1%
Education - 19.8%
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2031	710,000	682,112
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2035	1,300,000	1,215,990
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2034 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,865,000	2,060,072
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2035 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,910,000	2,102,849
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2036 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,065,000	2,263,275
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2037 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,170,000	2,371,755
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.5% 8/1/2047 (Cleveland OH St Univ Gen Rcp Guaranteed)	3,000,000	3,261,727
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,125,000	1,166,468
Kent St Univ Ohio Unv Revs Series 2020 A, 5% 5/1/2045	1,250,000	1,339,653
Kent St Univ Ohio Unv Revs Series 2020 A, 5% 5/1/2050	1,700,000	1,806,836
Miami Univ. OH Series 2022 A, 5% 9/1/2029	545,000	608,089
Miami Univ. OH Series 2022 A, 5% 9/1/2030	500,000	565,560
Miami Univ. OH Series 2022 A, 5% 9/1/2031	700,000	802,030
Miami Univ. OH Series 2022 A, 5% 9/1/2032	735,000	836,219
Miami Univ. OH Series 2022 A, 5% 9/1/2033	780,000	885,778
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	5,000,000	4,811,811
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, OH Proj.) 5% 12/1/2037	835,000	908,381
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, OH Proj.) 5% 12/1/2038	1,100,000	1,193,680
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, OH Proj.) 5% 12/1/2039	775,000	839,257
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2030	300,000	337,757
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2033	300,000	337,033
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2035	300,000	335,058
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2041	300,000	327,584
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 4% 7/1/2036	400,000	404,892
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 4% 7/1/2037	450,000	455,085
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2028	400,000	422,453
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2029	735,000	774,619
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2030	300,000	315,375
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2031	400,000	419,811
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2033	650,000	681,668
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2035	1,550,000	1,623,217
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2038	2,500,000	2,737,773
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2039	2,640,000	2,876,459
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2042	1,400,000	1,443,998
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series A, 5.25% 10/1/2053	8,955,000	9,919,703
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series B, 5% 10/1/2037	1,270,000	1,451,761
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series B, 5% 10/1/2038	1,330,000	1,511,971
Ohio St Higher Edl Fac Commn (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2049	3,270,000	3,109,752
Ohio St Higher Edl Fac Commn (Otterbein College, OH Proj.) 4% 12/1/2046	1,250,000	1,140,614
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 3% 2/1/2037	1,335,000	1,206,689
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 4% 12/1/2033	1,155,000	1,183,167
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 4% 2/1/2036	900,000	922,973
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2029	1,310,000	1,403,999
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2031	1,130,000	1,204,916
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2035	1,000,000	1,062,280
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2036	1,000,000	1,060,573
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 2/1/2034	1,000,000	1,094,314
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 2/1/2035	800,000	875,047
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) Series 2018 A, 5% 12/1/2048	1,000,000	1,037,835
Ohio St Higher Edl Fac Commn (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2033	1,445,000	1,559,442
Ohio St Higher Edl Fac Commn (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2045	4,255,000	4,458,677
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2015C, 5% 5/1/2029	855,000	865,690
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2029	250,000	275,076
University Cincinnati OH Gen 5% 6/1/2032	745,000	772,236
University Cincinnati OH Gen 5% 6/1/2034	585,000	606,096
University Cincinnati OH Gen Series 2019 A, 3% 6/1/2039	3,000,000	2,717,130
University Cincinnati OH Gen Series 2024D, 5% 6/1/2028	1,130,000	1,229,774
University Cincinnati OH Gen Series 2024D, 5% 6/1/2030	590,000	664,223
University Cincinnati OH Gen Series 2024D, 5% 6/1/2031	620,000	706,456
University Cincinnati OH Gen Series 2024D, 5% 6/1/2032	500,000	576,343
University Cincinnati OH Gen Series 2024D, 5% 6/1/2033	995,000	1,159,001
University Cincinnati OH Gen Series 2024D, 5% 6/1/2035	760,000	885,384
University Cincinnati OH Gen Series 2024D, 5% 6/1/2038	1,700,000	1,954,416
University Cincinnati OH Gen Series 2024D, 5% 6/1/2039	1,070,000	1,219,343
University Cincinnati OH Gen Series 2024D, 5% 6/1/2040	1,120,000	1,267,233
University Cincinnati OH Gen Series 2024D, 5% 6/1/2041	1,175,000	1,320,795
University Toledo OH Gen Recpt 5% 6/1/2026	600,000	621,438
University Toledo OH Gen Recpt 5% 6/1/2027	350,000	370,735
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2025 (Build America Mutual Assurance Co Insured)	490,000	495,330
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2026 (Build America Mutual Assurance Co Insured)	520,000	538,491
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2027 (Build America Mutual Assurance Co Insured)	545,000	575,761
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2028 (Build America Mutual Assurance Co Insured)	565,000	609,389
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2029 (Build America Mutual Assurance Co Insured)	600,000	658,884
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2030 (Build America Mutual Assurance Co Insured)	235,000	261,822
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	250,000	281,348
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	260,000	294,826
		98,345,257
Electric Utilities - 4.7%
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	10,000,000	10,800,579
American Mun Pwr Rev Series 2023A, 5% 2/15/2039	4,250,000	4,813,921
American Mun Pwr Rev Series 2024 A, 5% 2/15/2048	1,325,000	1,450,764
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2032 (Assured Guaranty Municipal Corp Insured)	365,000	391,643
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2034 (Assured Guaranty Municipal Corp Insured)	785,000	838,706
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,062,999
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2038 (Assured Guaranty Municipal Corp Insured)	830,000	877,460
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,029,338
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,026,646
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,024,251
		23,316,307
Escrowed/Pre-Refunded - 0.2%
Lake Cnty Ohio Hosp Facs Rev Series 2015, 5% 8/15/2027 (Pre-refunded to 8/15/2025 at 100)	770,000	782,555
General Obligations - 6.3%
Bath Local School District 2.125% 12/1/2040 (Build America Mutual Assurance Co Insured)	670,000	501,708
Bowling Green OH City Sch Dist Series 2024 A, 4% 10/1/2044	1,980,000	2,009,201
City of Columbus OH Series 2017A, 3.25% 4/1/2037	265,000	263,575
Cleveland OH Gen. Oblig. Series 2012, 5% 12/1/2025	25,000	25,048
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2031	270,000	268,238
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2035	370,000	360,856
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2036	430,000	411,264
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 5% 7/1/2037	3,000,000	3,425,078
Dublin OH City Sch Dist Series 2024, 5% 12/1/2027	625,000	675,684
Dublin OH City Sch Dist Series 2024, 5% 12/1/2028	285,000	314,607
Dublin OH City Sch Dist Series 2024, 5% 12/1/2029	250,000	281,412
Dublin OH City Sch Dist Series 2024, 5% 12/1/2030	300,000	342,588
Dublin OH City Sch Dist Series 2024, 5% 12/1/2031	270,000	312,747
Dublin OH City Sch Dist Series 2024, 5% 12/1/2032	300,000	352,375
Dublin OH City Sch Dist Series 2024, 5% 12/1/2033	315,000	373,691
Dublin OH City Sch Dist Series 2024, 5% 12/1/2034	250,000	295,674
Dublin OH City Sch Dist Series 2024, 5% 12/1/2035	525,000	618,310
Dublin OH City Sch Dist Series 2024, 5% 12/1/2036	500,000	585,928
Dublin OH City Sch Dist Series 2024, 5% 12/1/2037	500,000	584,016
Dublin OH City Sch Dist Series 2024, 5% 12/1/2038	300,000	347,144
Dublin OH City Sch Dist Series 2024, 5% 12/1/2039	275,000	316,776
Dublin OH City Sch Dist Series 2024, 5% 12/1/2040	400,000	458,125
Dublin OH City Sch Dist Series 2024, 5% 12/1/2041	500,000	567,640
Dublin OH City Sch Dist Series 2024, 5% 12/1/2042	600,000	678,287
Dublin OH City Sch Dist Series 2024, 5% 12/1/2044	800,000	894,394
Forest Hills OH Loc Sch Dist Series 2015, 3.5% 12/1/2033	790,000	782,186
Milford OH Exmp Vlg Sch Dist 3.5% 12/1/2031	500,000	501,119
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2035	1,450,000	1,539,094
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2036	1,250,000	1,323,849
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2037	1,430,000	1,512,373
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2037	1,680,000	1,868,410
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2038	1,000,000	1,104,017
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	1,000,000	1,098,543
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2040	1,110,000	1,212,297
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	750,000	816,485
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2039	1,865,000	2,030,333
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	2,150,000	1,823,690
		30,876,762
Health Care - 36.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2025	1,000,000	1,017,579
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2026	535,000	553,865
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2032	1,000,000	1,035,314
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2034	1,500,000	1,547,044
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2041	10,545,000	10,756,969
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	2,650,000	2,690,625
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 3% 11/15/2040	5,400,000	4,504,829
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	11,880,000	11,974,633
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 8/1/2036	5,000,000	5,084,501
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	750,000	826,132
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2042	4,175,000	4,319,437
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 4% 11/15/2035	2,000,000	1,913,166
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2047	8,535,000	8,682,058
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2026	1,750,000	1,785,417
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2027	1,700,000	1,765,454
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2028	2,385,000	2,477,577
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2030	3,000,000	3,112,030
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2031	1,500,000	1,552,764
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2032	1,450,000	1,498,957
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	5,000,000	4,731,478
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2014, 5% 2/1/2044	1,275,000	1,275,181
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2031	1,350,000	1,365,784
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.25% 1/1/2038	1,755,000	1,866,616
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2045	5,500,000	5,646,693
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2049	1,750,000	1,787,129
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2041	905,000	890,441
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	3,000,000	2,730,300
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	3,000,000	2,941,616
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2035	555,000	621,453
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2036	515,000	574,339
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2037	510,000	567,417
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2038	500,000	555,317
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2039	525,000	579,445
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2040	500,000	560,026
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2041	500,000	555,320
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2042	400,000	442,285
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2043	450,000	495,460
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2044	500,000	548,596
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2049	1,000,000	1,077,354
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2054	2,500,000	2,684,234
Montgomery Cnty OH Hosp Rev (Dayton Childrens Hospital Proj.) Series 2021, 4% 8/1/2046	1,230,000	1,199,073
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 3% 8/1/2051	4,880,000	3,712,450
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2037	1,125,000	1,148,285
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2041	850,000	853,196
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	750,000	831,762
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2036	1,225,000	1,335,474
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2038	1,000,000	1,080,701
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2039	1,100,000	1,183,932
Ohio St Higher Edl Fac Commn (Cleveland Clinic Foundtn (The) Proj.) 4.1% 1/1/2043 (Liquidity Facility Barclays Bank PLC) VRDN (b)	8,920,000	8,920,001
Ohio St Hosp Rev (Children Hosp Med Ctr Akron,Oh Proj.) Series 2024 B, 5% tender 8/15/2054 (b)	10,000,000	11,246,947
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	7,185,000	7,119,974
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2037	1,025,000	989,470
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2039	1,115,000	1,061,659
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	1,110,000	1,051,492
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2041	1,175,000	1,101,410
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2033	1,270,000	1,331,587
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2035	1,465,000	1,528,374
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,500,000	2,008,082
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	1,000,000	942,562
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	5,000,000	3,916,762
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	1,580,000	1,815,907
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	230,000	262,242
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2036	540,000	613,517
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2037	250,000	282,403
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2038	855,000	960,238
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2039	925,000	1,030,777
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2049	2,000,000	2,056,835
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2030	3,860,000	3,935,313
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2032	2,550,000	2,591,066
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2033	2,460,000	2,496,965
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2034	4,450,000	4,513,383
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	315,000	301,477
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2028	5,030,000	5,146,214
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 4% 12/1/2032	1,500,000	1,521,097
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2029	825,000	865,516
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2031	750,000	784,702
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	200,000	210,868
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	215,000	228,852
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	230,000	246,019
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	245,000	263,391
		182,284,810
Housing - 5.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	3,155,000	3,213,506
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	6,355,000	6,309,776
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 2.3% 3/1/2033	1,890,000	1,651,040
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	400,000	436,129
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2031	600,000	660,229
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 9/1/2031	640,000	707,266
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 5% 3/1/2052	2,580,000	2,697,891
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 5.5% 3/1/2053	3,830,000	4,104,423
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 B, 4.5% 3/1/2047 (c)	235,000	235,939
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2020 A, 2.75% 9/1/2040	2,335,000	2,001,786
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	3,900,000	2,996,926
		25,014,911
Other - 1.8%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2046	850,000	813,180
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	1,000,000	935,177
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2029	325,000	351,851
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2030	250,000	272,484
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2031	525,000	570,914
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2032	500,000	542,309
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2033	400,000	433,062
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	300,000	324,321
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2035	500,000	539,635
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2036	440,000	474,726
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2037	400,000	430,360
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2039	1,400,000	1,498,388
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2040	1,620,000	1,724,640
		8,911,047
Special Tax - 8.0%
Akron OH Income Tax Rev 4% 12/1/2028	1,380,000	1,449,304
Akron OH Income Tax Rev 4% 12/1/2029	1,500,000	1,586,059
Akron OH Income Tax Rev 4% 12/1/2030	1,210,000	1,272,941
Akron OH Income Tax Rev 4% 12/1/2031	1,105,000	1,157,744
Akron OH Income Tax Rev 4% 12/1/2032	1,285,000	1,342,156
Akron OH Income Tax Rev 4% 12/1/2033	1,300,000	1,354,002
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2033	600,000	639,467
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2036	700,000	740,237
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2039	2,040,000	2,141,729
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2043	5,000,000	5,214,877
Cleveland Public Library Series 2019 A, 4% 12/1/2033	425,000	443,687
Cleveland Public Library Series 2019 A, 4% 12/1/2034	370,000	385,030
Cleveland Public Library Series 2019 A, 4% 12/1/2035	620,000	640,868
Cleveland Public Library Series 2019 A, 4% 12/1/2036	1,400,000	1,433,404
Cleveland Public Library Series 2019 A, 4% 12/1/2037	1,115,000	1,138,859
Cleveland Public Library Series 2019 A, 4% 12/1/2038	650,000	661,096
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2036	3,855,000	4,062,407
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	3,755,000	3,946,394
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,500,000	2,519,108
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	6,000,000	6,036,505
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5% 12/1/2044	1,000,000	1,038,997
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,000,000	1,026,849
		40,231,720
State G.O. - 1.3%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (b)	6,235,000	6,269,370
Synthetics - 2.3%
East Alabama Health Care Auth Participating VRDN Series BAML 5036, 4.09% 10/1/2024 (Liquidity Facility Bank of America NA) (b)(d)	1,750,000	1,750,000
Franklin Cnty OH Rev Participating VRDN Series 2022 016, 4.2% 12/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	9,430,000	9,430,000
		11,180,000
Tobacco Bonds - 4.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,500,000	1,163,409
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2037	5,975,000	6,037,923
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	1,000,000	1,007,044
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	1,000,000	1,002,816
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	5,750,000	5,365,860
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	1,000,000	1,039,443
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	2,000,000	2,152,447
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,000,000	2,146,032
		19,914,974
Transportation - 4.0%
Cleveland OH Arpt Sys Rev 5% 1/1/2043 (Assured Guaranty Municipal Corp Insured) (c)	1,750,000	1,795,175
Cleveland OH Arpt Sys Rev 5% 1/1/2048 (Assured Guaranty Municipal Corp Insured) (c)	3,000,000	3,057,377
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2025 (c)	1,125,000	1,128,249
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2026 (c)	710,000	725,921
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	700,000	727,234
Ohio St Tpk Commn Tpk Rev 5% 2/15/2046	7,500,000	8,126,924
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043	10,000,000	4,567,548
		20,128,428
Water & Sewer - 2.1%
Cleveland OH Water Pollution Control 5% 11/15/2036	450,000	458,113
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2028	1,750,000	1,930,335
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2029	1,900,000	2,135,790
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2030	1,250,000	1,423,617
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2031	1,250,000	1,441,715
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2032	950,000	1,109,009
Northeast OH Regl Swr Wstwtr Rev Series 2016, 3% 11/15/2036	250,000	239,251
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	1,385,000	1,351,267
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 12/1/2033	685,000	682,406
		10,771,503
TOTAL OHIO		478,027,644
PUERTO RICO - 1.2%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	1,634,241	1,109,220
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	198,368
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	590,000	637,074
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,395,000	1,551,151
		3,495,813
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031	1,515,000	1,168,428
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	1,455,000	1,535,074
TOTAL PUERTO RICO		6,199,315
TOTAL MUNICIPAL SECURITIES (Cost $487,650,415)		484,226,959

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $8,574,643)	3.50	8,572,929	8,574,644

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $496,225,058)	492,801,603
NET OTHER ASSETS (LIABILITIES) - 1.0%	5,063,325
NET ASSETS - 100.0%	497,864,928

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,535,074 or 0.3% of net assets.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	22,416,404	56,972,697	70,812,369	596,401	(2,088)	-	8,574,644	0.3%
Total	22,416,404	56,972,697	70,812,369	596,401	(2,088)	-	8,574,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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